Financial risk management - D.1. Interest rate risk (Details) - Interest rate risk	Dec. 31, 2020	Dec. 31, 2019
Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt	75.00%
Concentration percentage	84.00%	76.00%
Floating interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of debt